Schedule of the Estimated Fair Value of Current and Non-Current Portion of the Consideration Liability (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 1		$ 245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 2		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 3		0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 4		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 5		245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 6		0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 7		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 8		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 9		490,548
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 10		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 11		355,647
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 12		711,294
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 13		26,667
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 14		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 15		0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 16		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 17		26,666
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 18		0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 19		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 20		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 21		53,333
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 22		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 23		12,981
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 24		25,962
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 25		543,881
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 26		368,628
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 27		368,628
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 28		737,256
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 1			245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 2			1,027,391
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 3			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 4			1,027,391
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 5			245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 6			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 7			1,066,573
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 8			1,066,573
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 9			245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 10			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 11			1,053,145
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 12			1,053,145
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 13			735,822
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 14			1,027,391
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 15			2,119,718
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 16			3,147,109
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 17			26,667
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 18			64,180
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 19			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 20			64,180
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 21			26,667
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 22			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 23			71,620
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 24			71,620
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 25			26,666
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 26			0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 27			76,180
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 28			76,180
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 29			80,000
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 30			64,180
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 31			147,800
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 32			211,980
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 33			815,822
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 34			1,091,571
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 35			2,267,518
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 36			3,359,089
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 1	245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 2	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 3	0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 4	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 5	245,274
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 6	0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 7	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 8	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 9	490,548
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 10	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 11	375,269
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 12	750,538
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 13	26,667
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 14	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 15	0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 16	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 17	26,666
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 18	0
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 19	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 20	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 21	53,333
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 22	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 23	14,183
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 24	28,366
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 25	543,881
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 26	389,452
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 27	389,452
Sinotop Contingent Consideration Schedule Of The Estimated Fair Value Of Current And Non-current Portion Of The Consideration Liability 28	$ 778,904